Offerings	Feb. 20, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share, 2021 Equity Incentive Plan
Amount Registered | shares	15,169,119
Proposed Maximum Offering Price per Unit	17.24
Maximum Aggregate Offering Price	$ 261,515,611.56
Fee Rate	0.01531%
Amount of Registration Fee	$ 40,038.04
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of Class A common stock of Freshworks Inc. (the "Registrant") that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's Class A common stock, as applicable. Fee calculation is estimated in accordance with Rules 457(c) and 457(h) solely for purposes of calculating the registration fee on the basis of $17.24, the average of the high and low prices of the Registrant's Class A common stock as reported on the Nasdaq Global Select Market on February 14, 2025. Represents 15,169,119 additional shares of Class A common stock that were automatically added to the shares authorized for issuance under the Registrant's 2021 Equity Incentive Plan (the "2021 Plan") on January 1, 2025 pursuant to an annual "evergreen" increase provision contained in the 2021 Plan. Pursuant to such provision, the number of shares reserved for issuance under the 2021 Plan will automatically increase on the first day of each calendar year, starting on January 1, 2022 and continuing through January 1, 2031, by the lesser of (a) 5% of the total number of shares of the Registrant's common stock of all classes outstanding on December 31st of the immediately preceding calendar year and (b) a number of shares determined by the Registrant's board of directors.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.00001 par value per share, 2021 Employee Stock Purchase Plan
Amount Registered | shares	3,033,823
Proposed Maximum Offering Price per Unit	14.66
Maximum Aggregate Offering Price	$ 44,475,845.18
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,809.25
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of Class A common stock of the Registrant that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's Class A common stock, as applicable. Fee calculation is estimated in accordance with Rules 457(c) and 457(h) solely for purposes of calculating the registration fee on the basis of $14.66 the average of the high and low prices of the Registrant's Class A common stock as reported on the Nasdaq Global Select Market on February 14, 2025, multiplied by 85%, which is the percentage of the price per share applicable to shares issued under the Registrant's 2021 Employee Stock Purchase Plan (the "2021 ESPP"). Represents 3,033,823 additional shares of Class A common stock that were automatically added to the shares authorized for issuance under the 2021 ESPP on January 1, 2025 pursuant to an annual "evergreen" increase provision contained in the 2021 ESPP. Pursuant to such provision, the number of shares reserved for issuance under the 2021 ESPP will automatically increase on the first day of each calendar year, starting on January 1, 2022 and continuing through January 1, 2031, by the lesser of (a) 1% of the total number of shares of the Registrant's common stock of all classes outstanding on December 31st of the immediately preceding calendar year, (b) 13,000,000 or (c) a number of shares determined by the Registrant's board of directors.